Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) - USD ($)	Series E Preferred Stock	Common Stock	Treasury stock	Additional Paid In Capital	Accumulated Deficit	Non-Controlling Interest	Other Comprehensive Income	Subscription Receivable	Total
Balance at Dec. 31, 2020	$ 8	$ 8,737	$ (62,406)	$ 77,505,013	$ (71,928,922)		$ (37,234)	$ (40,000)	$ 5,445,196
Balance (in Shares) at Dec. 31, 2020	7,738	8,736,378	(5,657)
Stock based compensation		$ 388		9,446,687					9,447,075
Stock based compensation (in Shares)		388,411
Shares issued for prepaid services		$ 50		226,450					226,500
Shares issued for prepaid services (in Shares)		50,000
Shares issued to settle vendor liabilities		$ 295		791,091					791,386
Shares issued to settle vendor liabilities (in Shares)		294,895
Shares issued for acquisition of Non-controlling interest in consolidated subsidiaries		$ 388		1,217,828		1,967,446			3,185,662
Shares issued for acquisition of Non-controlling interest in consolidated subsidiaries (in Shares)		387,847
Exercise of warrants to stock		$ 2,251		9,484,972					9,487,223
Exercise of warrants to stock (in Shares)		2,250,691
Stock warrants issued with note payable				1,665,682					1,665,682
Cash received for common stock		$ 1,687		5,665,263					5,666,950
Cash received for common stock (in Shares)		1,687,500
Cash received for preferred series E and warrants				(4,225)				40,000	35,775
Cash received for preferred series E and warrants (in Shares)	40
Conversion of preferred series E to stock	$ (8)	$ 1,766		(1,758)
Conversion of preferred series E to stock (in Shares)	(7,278)	1,766,449
Common stock issued upon conversion of convertible notes		$ 1,129		5,155,865					5,156,994
Common stock issued upon conversion of convertible notes (in Shares)		1,128,999
Foreign currency translation adjustments							(41,038)		(41,038)
Dividends				410,750	(410,750)
Net loss					(37,292,902)	(86,251)			(37,379,153)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 18		1,067,591					1,067,609
Stock based compensation (in Shares)		18,171
Shares issued for prepaid services		$ 50		68,950					69,000
Shares issued for prepaid services (in Shares)		50,000
Cash received for common stock		$ 3,046		4,994,254					4,997,300
Cash received for common stock (in Shares)		3,046,314
Common stock issued upon conversion of convertible notes		$ 110		173,346					173,456
Common stock issued upon conversion of convertible notes (in Shares)		109,435
Foreign currency translation adjustments							(4,950)		(4,950)
Dividends				81,728	(81,728)
Net loss					(6,263,162)	(617,886)			(6,881,048)
Balance at Mar. 31, 2022		$ 19,915	$ (62,406)	117,949,487	(115,977,464)	1,263,309	(83,222)		3,109,619
Balance (in Shares) at Mar. 31, 2022	500	19,915,090	(5,657)
Balance at Dec. 31, 2021		$ 16,691	$ (62,406)	111,563,618	(109,632,574)	1,881,195	(78,272)		3,688,252
Balance (in Shares) at Dec. 31, 2021	500	16,691,170	(5,657)
Stock based compensation		$ 444		4,086,960					4,087,404
Stock based compensation (in Shares)		444,162
Shares issued for prepaid services		$ 150		141,000					141,150
Shares issued for prepaid services (in Shares)		150,000
Shares issued to settle vendor liabilities		$ 307		410,192					410,499
Shares issued to settle vendor liabilities (in Shares)		307,342
BCF issued with convertible note				2,008,227					2,008,227
Exercise of warrants to stock		$ 9,173		1,772,774					1,781,947
Exercise of warrants to stock (in Shares)		9,172,772
Stock warrants issued with note payable				3,149,270					3,149,270
Cash received for common stock		$ 7,046		5,715,254					5,722,300
Cash received for common stock (in Shares)		7,046,314
Conversion of preferred series E to stock		$ 12		(12)
Conversion of preferred series E to stock (in Shares)	(50)	12,136
Shares issued for in process research and development		$ 58		40,937					40,995
Shares issued for in process research and development (in Shares)		57,576
Purchase of treasury stock			$ (16,050)						(16,050)
Purchase of treasury stock (in Shares)			(87,716)
Stock issued with note payable		$ 815		409,130					409,945
Stock issued with note payable (in Shares)		815,000
Common stock issued upon conversion of convertible notes		$ 4,366		1,056,722					1,061,088
Common stock issued upon conversion of convertible notes (in Shares)		4,365,914
Foreign currency translation adjustments							(61,911)		(61,911)
Sale of minority interest in OG Collection INC						750,000			750,000
Dividends				4,216,528	(4,216,528)
Net loss					(32,293,271)	(3,383,044)			(35,676,315)
Balance at Dec. 31, 2022		$ 39,062	$ (78,456)	134,570,600	(146,142,373)	(751,849)	(140,183)		(12,503,199)
Balance (in Shares) at Dec. 31, 2022	450	39,062,386	(93,373)
Stock based compensation		$ 31,118		7,260,113					7,291,231
Stock based compensation (in Shares)		31,118,098
Shares issued for prepaid services		$ 1,250		212,500					213,750
Shares issued for prepaid services (in Shares)		1,250,000
Shares issued for acquisition of Non-controlling interest in consolidated subsidiaries		$ 1,326		(899,317)		897,991
Shares issued for acquisition of Non-controlling interest in consolidated subsidiaries (in Shares)		1,325,794
BCF issued with convertible note				2,000,000					2,000,000
Exercise of warrants to stock		$ 3,768		749,925					753,693
Exercise of warrants to stock (in Shares)		3,767,925
Stock warrants issued with note payable
Cash received for common stock		$ 3,063		1,046,937					1,050,000
Cash received for common stock (in Shares)		3,062,600
Common stock issued upon conversion of convertible notes		$ 6,947		1,410,835					1,417,782
Common stock issued upon conversion of convertible notes (in Shares)		6,946,851
Foreign currency translation adjustments							129,971		129,971
Sale of minority interest in OG Collection INC						250,000			250,000
Dividends				6,337,246	(6,337,246)
Net loss					(15,906,335)	(49,190)			(15,955,525)
Balance at Mar. 31, 2023		$ 86,534	$ (78,456)	$ 152,688,839	$ (168,385,954)	$ 346,952	$ (10,212)		$ (15,352,297)
Balance (in Shares) at Mar. 31, 2023	450	86,533,654	(93,373)